RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

The Company’s President and shareholders have advanced funds to the Company for working capital purposes since the Company’s inception in February 2009.  No formal repayment terms or arrangements exist and the Company is not accruing interest on these advances. As of December 31, 2015 and 2014, all advances had been repaid.

Accrued expenses due related parties as of December 31, 2015 and 2014 was $12,716 and $40,293, respectively.

On August 1, 2012, we entered into a consulting agreement with Asher Holzer, Ph.D., then a member of our board of directors.  Pursuant to the consulting agreement, Dr. Holzer was to serve as our chief scientific officer and assist in the development of our technology and our PURE EP System, in exchange for monthly payments of $10,000.  We paid Dr. Holzer an initial payment of $7,500 pursuant to the consulting agreement.  In the first quarter of 2014, we agreed to an oral amendment to our consulting agreement with Dr. Holzer, which resulted in Dr. Holzer agreeing to receive (i) a payment of $65,000, to be paid by us upon our closing of a capital raising transaction that results in proceeds to us of at least $5 million, and (ii) a future option grant to purchase 125,000 shares of our common stock, in exchange for acknowledging that no other payments are due by us to Dr. Holzer pursuant to the consulting agreement.

On September 1, 2014, we entered into a letter agreement and release with Dr. Holzer, pursuant to which Dr. Holzer agreed to cancel, extinguish and terminate all amounts due or owed by us for services performed by Dr. Holzer pursuant to that certain consulting agreement, dated as of August 1, 2012, as amended. In connection with the cancellation of all payment obligations and in exchange for Dr. Holzer waiving and releasing us from all possible claims related to such obligations under the consulting agreement, Dr. Holzer received 26,000 shares of our common stock. Dr. Holzer also agreed to provide us with one additional year of consulting services in exchange for 34,000 shares of common stock.

On January 31, 2014, as part of a private placement transaction of our common stock and warrants,  Jonathan Steinhouse, then a member of our board of directors, purchased an aggregate of 24,490 shares of common stock and a warrant to purchase 12,246 shares of common stock for an aggregate purchase price of $60,000.

On March 5, 2014, Mr. Steinhouse made an advance of funds to us in the aggregate amount of $10,000, which was repaid in full on April 3, 2014.  The advance was interest-free and not made on condition of any specific terms.

On September 12, 2014, Sterne Agee & Leach Inc. C/F Jonathan Steinhouse R/O IRA, as part of a private placement transaction of our common stock and warrants, purchased an aggregate of 4,000 shares of common stock and a warrant to purchase 2,000 shares of common stock for an aggregate purchase price of $10,000.

During 2014, one of the Company’s board of directors forgave an outstanding obligation of $87,500 for services.  Accordingly, the Company reclassified the liability to equity as donated capital.

During 2014, the Company issued 34,000 shares of its common stock for future services to a board member totaling $85,000 ($2.50 per share), unrelated to his services as a board member.  The fair value of the services is amortized over the service period.  As of December 31, 2014, the unamortized portion of $56,667 is included in prepaid expenses in the accompanying balance sheet.

During 2014, the Company issued 26,000 shares of its common stock in settlement of $65,000 debt to a board of directors’ member ($2.50 per share).

On January 31, 2014, as part of a private placement transaction of our common stock and warrants, a related party purchased an aggregate of 24,490 shares of common stock and a warrant to purchase 12,246 shares of common stock for an aggregate purchase price of $60,000.

On March 23, 2015, we issued Mr. Londoner an aggregate of 169,334 shares of common stock in exchange for 200 shares of our Series C 9% Convertible Preferred Stock and accrued dividends.

On April 30, 2015, Mr. Chaussy was granted 150,000 shares of common stock at a cost basis of $2.90 per share for his 2013-2015 performance. One half of the shares vested immediately; the second half vests on January 1, 2016.

On October 19, 2015, we entered into a consulting agreement with Dr. Holzer.  Pursuant to the consulting agreement, Dr. Holzer is to provide certain consulting services in connection with the development and commercialization of our products, in exchange for a stock option for the purchase of 100,000 shares of common stock, vesting 50% on the first anniversary of the grant date and the remaining 50% on the second anniversary of the grant date, at an exercise price of $1.56 per share and termination date of October 19, 2025.

On October 23, 2015, as part of a private placement transaction of our common stock and warrants, a related party purchased an aggregate of 66,667 shares of common stock and a warrant to purchase 33,334 shares of common stock for an aggregate purchase price of $100,000.

 On November 18, 2015, as part of a private placement transaction of our common stock and warrants, Donald E. Foley purchased an aggregate of 200,000 shares of common stock and a warrant to purchase 100,000 shares of common stock for an aggregate purchase price of $300,000.

The Company has informal compensation and consulting agreements with employees and outside contractors, certain of whom are also Company stockholders. The Agreements are generally month to month.  As of December 31, 2015 and 2014, total due under these agreements and related expenses were $-0- and $11,250, respectively.